Property. plant and equipment - Property, plant and equipment (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Owned assets, cost	$ 1,814,499	$ 1,657,782
Owned assets, accumulated depreciation	549,224	474,070
Owned assets, net book value	1,265,275	1,183,712
Assets under finance lease, cost	127,245	94,395
Assets under finance lease, accumulated depreciation	33,668	26,233
Assets under finance lease, net book value	93,577	68,162
Total property, plant and equipment, cost	1,941,744	1,752,177
Total property, plant and equipment, accumulated depreciation	582,892	500,303
Total property, plant and equipment, net book value	1,358,852	1,251,874
Heavy equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	623,437	598,377
Owned assets, accumulated depreciation	185,633	151,136
Owned assets, net book value	437,804	447,241
Assets under finance lease, cost	85,887	55,663
Assets under finance lease, accumulated depreciation	21,978	19,958
Assets under finance lease, net book value	63,909	35,705
Major component parts in use
Property, Plant and Equipment [Line Items]
Owned assets, cost	828,951	799,284
Owned assets, accumulated depreciation	300,484	266,204
Owned assets, net book value	528,467	533,080
Assets under finance lease, cost	31,260	26,848
Assets under finance lease, accumulated depreciation	10,159	4,976
Assets under finance lease, net book value	21,101	21,872
Other equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	61,927	55,443
Owned assets, accumulated depreciation	37,512	35,901
Owned assets, net book value	24,415	19,542
Assets under finance lease, cost	2,885	3,941
Assets under finance lease, accumulated depreciation	714	713
Assets under finance lease, net book value	2,171	3,228
Licensed motor vehicles
Property, Plant and Equipment [Line Items]
Owned assets, cost	27,399	19,684
Owned assets, accumulated depreciation	11,588	7,895
Owned assets, net book value	15,811	11,789
Assets under finance lease, cost	7,213	7,943
Assets under finance lease, accumulated depreciation	817	586
Assets under finance lease, net book value	6,396	7,357
Office and computer equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	10,914	10,224
Owned assets, accumulated depreciation	7,702	6,988
Owned assets, net book value	3,212	3,236
Buildings
Property, Plant and Equipment [Line Items]
Owned assets, cost	29,597	45,469
Owned assets, accumulated depreciation	6,305	5,946
Owned assets, net book value	23,292	39,523
Capital inventory and capital work in progress
Property, Plant and Equipment [Line Items]
Owned assets, cost	206,008	118,829
Owned assets, accumulated depreciation	0	0
Owned assets, net book value	206,008	118,829
Land
Property, Plant and Equipment [Line Items]
Owned assets, cost	26,266	10,472
Owned assets, accumulated depreciation	0	0
Owned assets, net book value	$ 26,266	$ 10,472